Significant Changes in the Current Reporting Period (Details) $ in Thousands								6 Months Ended		12 Months Ended
	Aug. 31, 2033	Aug. 31, 2031	Aug. 31, 2029 USD ($)	Feb. 28, 2027 USD ($)	Aug. 07, 2025 USD ($)	Jun. 19, 2025	May 18, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Significant Changes in the Current Reporting Period [Line Items]
Revenue								$ 15,924	$ 17,260
Issuing ordinary shares (in Shares) | shares								665,630
Long-term loans										$ 32
Vest over								3 years
fair value of the grant amounted					$ 601
Vested restricted share units (in Shares) | shares								623,876
Vested options								41,754
Decrease of right-of-use assets and lease liabilities							$ 346	$ 346
Lease Payments								$ 119	$ 133
Restricted share units [member]
Significant Changes in the Current Reporting Period [Line Items]
Number of options granted						399,996		1,297,176
Share options Purchase (in Shares) | shares								5,004
Numner of shares option								5,004
fair value of the grant amounted								$ 1,293
Forecast [Member]
Significant Changes in the Current Reporting Period [Line Items]
Lease Payments			$ 75	$ 58
Lease agreements period	2 years	2 years
O.R.B. agreement [Member]
Significant Changes in the Current Reporting Period [Line Items]
Actual customers payments								354		$ 78
Revenue								$ 276
Issuing ordinary shares (in Shares) | shares								376,999
Interest expenses								$ 74
Long-term loans								$ 690